ACQUISITIONS/DIVESTITURES - Discontinued Operations Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement Disclosures
Provision/(benefit) for income taxes	$ (3)	$ (2)	$ (117)
Loss from discontinued operations, net of tax	(5)	(9)	(174)
Microelectronics business | Discontinued Operations, Disposed of by Means Other than Sale
Income Statement Disclosures
Total revenue			720
Loss from discontinued operations, before tax	(9)	(11)	(175)
Loss on disposal, before tax	1	0	(116)
Total loss from discontinued operations, before income taxes	(8)	(11)	(291)
Provision/(benefit) for income taxes	(3)	(2)	(117)
Loss from discontinued operations, net of tax	$ (5)	$ (9)	$ (174)